SUBSEQUENT EVENTS (Details) - shares												1 Months Ended
	Feb. 27, 2023	Jan. 06, 2023	Jan. 01, 2023	Nov. 29, 2022	Jun. 29, 2022	May 27, 2022	Feb. 28, 2022	Nov. 29, 2021	Aug. 13, 2021	May 27, 2021	Feb. 23, 2021	Jan. 31, 2023
Subsequent Event [Line Items]
Issuance of common stock to vendor (in shares)	52,777	50,000		35,714	360,000	22,473	12,500	12,500	60,000	25,000	50,000
2021 Plan
Subsequent Event [Line Items]
Percentage of outstanding shares											4.00%
Subsequent events
Subsequent Event [Line Items]
Issuance of common stock to vendor (in shares)												50,000
Subsequent events | 2021 Plan
Subsequent Event [Line Items]
Number of shares increased			1,079,399
Percentage of outstanding shares			4.00%
Reserved for future issuance			4,376,571